Accident and Health Claim Reserves	12 Months Ended
Dec. 31, 2017
Accident and Health Claim Reserves

(15)	Accident and Health Claim Reserves
Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2017 are appropriate, uncertainties in the reserving process could cause reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.
Activity in the accident and health claim reserves is summarized as follows:

	2017	2016	2015
Balance at January 1, net of reinsurance and investment contract recoverables of $396,850, $340,048, and $283,252, respectively	$196,603	157,321	135,168
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	242	34	323
Incurred related to:
Current year	105,873	93,844	71,378
Prior years	(5,496)	789	(4,275)
Total incurred	100,377	94,633	67,103
Paid related to:
Current year	6,451	5,829	4,331
Prior years	61,917	49,556	40,942
Total paid	68,368	55,385	45,273
Balance at December 31, net of reinsurance and investment contract recoverables of $447,140, $396,850, and $340,048, respectively	$228,854	196,603	157,321
Prior year incurred claim reserves for 2017 were favorable as a result of re-estimation of unpaid claims and claim adjustment expenses, principally on individual LTC line of business.
Prior year incurred claim reserves for 2016 were unfavorable as a result of re-estimation of unpaid claims and claim adjustment expenses, principally on individual LTC and group health lines of business. In 2015, prior year incurred claim reserves reflect favorable claim development primarily within the individual LTC line of business. This favorable development is partially due to an update to claim continuance assumptions.